Intangible Assets and Liabilities - Intangible Assets, Favorable Lease (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Finite-Lived Intangible Assets [Line Items]
Beginning balance	$ 100,422
Ending balance	87,992
Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	195,854
Amortization for the period	0
Ending balance	195,854
Accumulated Depreciation [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	(95,432)
Amortization for the period	(12,430)
Ending balance	(107,862)
Net Book Value [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	100,422
Amortization for the period	(12,430)
Ending balance	$ 87,992